Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes	$ 529,585	$ 211,053	$ (282,426)
Net income (loss) not subject to taxes	508,201	204,462	(336,040)
Net income subject to taxes	21,384	6,591	53,614
At applicable statutory tax rates	4,411	2,234	12,476
Effective Income Tax Reconciliation, Permanent and Currency Differences and Change In Deferred Tax Assets Valuation Allowance	7,422	(702)	(13,870)
Other	329	(115)	(3,569)
Tax expense (recovery) related to the year	$ 12,162	$ 1,417	$ (4,963)